Shareholder Report	6 Months Ended	11 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2026 USD ($) holding	Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			EA Series Trust
Entity Central Index Key			0001592900
Entity Investment Company Type			N-1A
Document Period End Date			Jan. 31, 2026
Shareholder Report Annual or Semi-Annual			annual shareholder report
C000257267 [Member]
Shareholder Report [Line Items]
Fund Name			Yoke Core ETF
Class Name			Yoke Core ETF
Trading Symbol			YOKE
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Yoke Core ETF (the “Fund”) for the period of February 21, 2025 to July 31, 2025 (the “Period”).

This annual shareholder report contains important information about the Yoke Core ETF (the “Fund”) for the period of February 21, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://yokeetf.com/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]	You can find additional information about the Fund at https://yokeetf.com/.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://yokeetf.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number			(215) 330-4476
Additional Information Website			https://yokeetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$29	0.29%

Expenses Paid, Amount			$ 29
Expense Ratio, Percent			0.29%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund’s first fiscal year was marked by significant market volatility, which influenced both asset allocation decisions and security selection outcomes. Absolute performance was primarily driven by the following factors:
•Early Defensive Positioning: Heightened volatility related to trade policy developments and interest rate uncertainty led to a broad market decline early in the fiscal year. The Fund maintained an elevated allocation to lower volatility equities during this period, which helped mitigate downside participation relative to the broader market during the period.
•Reallocation Following Market Correction: After the sharp market drawdown in early April, the Fund increased exposure to more economically sensitive and growth-oriented holdings. Increased allocations to companies tied to artificial intelligence infrastructure, national defense, industrial onshoring, manufacturing, and power generation contributed meaningfully as these segments advanced during the subsequent market recovery.
•Participation in Market Recovery: Equity markets rebounded strongly from their early April lows. The Fund’s increased exposure to cyclical and thematic growth companies allowed it to participate in the recovery. Security selection within industrial and technology-related holdings was a contributor to results during this period.
•Late-Year Risk Adjustment: As equity markets advanced rapidly into the fourth quarter and valuations expanded, the Fund modestly reduced overall risk exposure. Market leadership broadened later in the year, with previously lagging cyclical companies outperforming. The Fund’s repositioning toward economically driven businesses supported performance into year-end.
•Factor Exposure: We believe the Fund’s use of a lower volatility allocation helped manage drawdowns during periods of market stress. We believe tactical shifts between lower volatility exposure and higher beta, economy-sensitive companies were a meaningful driver of overall results.
Overall, performance during the fiscal year reflected the Fund’s active allocation adjustments in response to changing market conditions, as well as security selection within sectors tied to industrial activity, artificial intelligence infrastructure, and domestic capital investment trends.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (2/21/2025)
Yoke Core ETF - NAV	14.68%
Solactive GBS Global Markets All Cap USD Index	21.93%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://yokeetf.com/ for more recent performance information.

Performance Inception Date		Feb. 21, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets		$ 212,773,734	$ 212,773,734
Holdings Count | holding		51	51
Advisory Fees Paid, Amount			$ 542,473
Investment Company, Portfolio Turnover			153.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$212,773,734	Advisory Fees	$542,473
# of Portfolio Holdings	51	Fees Waived and/or Expenses Reimbursed	$(18,748)
Portfolio Turnover Rate*	153%	Net Advisory Fees Paid	$523,725
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	22.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Financials	13.1%
Communication Services	11.0%
Health Care	6.5%
Consumer Staples	6.5%
Energy	4.2%
Utilities	2.1%
Real Estate	1.5%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Alphabet, Inc. - Class A	4.8%
NVIDIA Corp.	3.7%
TJX Cos., Inc.	3.7%
EMCOR Group, Inc.	3.6%
General Electric Co.	3.2%
ASML Holding NV	3.0%
Johnson & Johnson	2.9%
Palantir Technologies, Inc. - Class A	2.8%
Meta Platforms, Inc. - Class A	2.8%
Novartis AG - ADR	2.6%